SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of Other Accounts Payables and Accruals
	December, 31
	2021	2022

Accrued expenses	$1,685	$1,257
Employees payables	754	883
Institutions	3,625	-
Refundable upfront payment	4,000	-
Other	81	220
	$10,145	$2,360